Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 28.2%[1]
	COMMUNICATIONS — 3.0%
5,440	Alphabet, Inc. - Class A*	$821,059
2,912	AT&T, Inc.	51,251
17	Booking Holdings, Inc.	61,674
83	Charter Communications, Inc. - Class A*	24,122
1,863	Comcast Corp. - Class A	80,761
1,134	Meta Platforms, Inc. - Class A	550,648
181	Netflix, Inc.*	109,927
509	T-Mobile US, Inc.	83,079
1,712	Verizon Communications, Inc.	71,835
741	Walt Disney Co.	90,669
704	Warner Bros Discovery, Inc.*	6,146
		1,951,171
	CONSUMER DISCRETIONARY — 2.4%
4,140	Amazon.com, Inc.*	746,773
110	Aptiv PLC*2	8,762
8	AutoZone, Inc.*	25,213
11	Chipotle Mexican Grill, Inc.*	31,974
255	eBay, Inc.	13,459
1,629	Ford Motor Co.	21,633
592	General Motors Co.	26,847
426	Home Depot, Inc.	163,414
275	Lowe's Cos., Inc.	70,051
133	Marriott International, Inc. - Class A	33,557
305	McDonald's Corp.	85,995
645	NIKE, Inc. - Class B	60,617
27	O'Reilly Automotive, Inc.*	30,480
478	Starbucks Corp.	43,684
1,169	Tesla, Inc.*	205,499
486	TJX Cos., Inc.	49,290
		1,617,248
	CONSUMER STAPLES — 1.6%
749	Altria Group, Inc.	32,671
1,761	Coca-Cola Co.	107,738
344	Colgate-Palmolive Co.	30,977
77	Constellation Brands, Inc. - Class A	20,925
181	Costco Wholesale Corp.	132,606
94	Dollar General Corp.	14,670
147	Estee Lauder Cos., Inc. - Class A	22,660
137	Kimberly-Clark Corp.	17,721
499	Kraft Heinz Co.	18,413
569	Mondelez International, Inc. - Class A	39,830

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
432	Monster Beverage Corp.*	$25,609
564	PepsiCo, Inc.	98,706
635	Philip Morris International, Inc.	58,179
987	Procter & Gamble Co.	160,141
195	Target Corp.	34,556
352	Walgreens Boots Alliance, Inc.	7,635
3,393	Walmart, Inc.	204,157
		1,027,194
	ENERGY — 0.7%
786	Chevron Corp.	123,983
538	ConocoPhillips	68,477
239	EOG Resources, Inc.	30,554
1,746	Exxon Mobil Corp.	202,955
100	Pioneer Natural Resources Co.	26,250
572	Schlumberger N.V.2	31,351
		483,570
	FINANCIALS — 2.4%
316	American Express Co.	71,950
339	American International Group, Inc.	26,500
90	Aon PLC - Class A2	30,035
3,337	Bank of America Corp.	126,539
337	Bank of New York Mellon Corp.	19,418
913	Berkshire Hathaway, Inc. - Class B*	383,935
62	BlackRock, Inc.	51,689
174	Capital One Financial Corp.	25,907
771	Charles Schwab Corp.	55,774
176	Chubb Ltd.2	45,607
809	Citigroup, Inc.	51,161
147	CME Group, Inc.	31,648
142	Goldman Sachs Group, Inc.	59,312
230	Intercontinental Exchange, Inc.	31,609
1,205	JPMorgan Chase & Co.	241,361
206	Marsh & McLennan Cos., Inc.	42,432
343	MetLife, Inc.	25,420
732	Morgan Stanley	68,925
172	PNC Financial Services Group, Inc.	27,795
238	Progressive Corp.	49,223
92	T. Rowe Price Group, Inc.	11,217
544	Truist Financial Corp.	21,205
605	U.S. Bancorp	27,043

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$94,243
		1,619,948
	HEALTH CARE — 3.2%
721	Abbott Laboratories	81,949
721	AbbVie, Inc.	131,294
123	Agilent Technologies, Inc.	17,898
32	Align Technology, Inc.*	10,493
230	Amgen, Inc.	65,394
204	Baxter International, Inc.	8,719
116	Becton Dickinson & Co.	28,704
581	Boston Scientific Corp.*	39,793
905	Bristol-Myers Squibb Co.	49,078
238	Centene Corp.*	18,678
135	Cigna Group	49,031
538	CVS Health Corp.	42,911
291	Danaher Corp.	72,669
160	Dexcom, Inc.*	22,192
255	Edwards Lifesciences Corp.*	24,368
99	Elevance Health, Inc.	51,335
390	Eli Lilly & Co.	303,404
23	Embecta Corp.	305
149	GE HealthCare Technologies, Inc.	13,546
511	Gilead Sciences, Inc.	37,431
127	HCA Healthcare, Inc.	42,358
52	Humana, Inc.	18,029
35	IDEXX Laboratories, Inc.*	18,898
64	Illumina, Inc.*	8,788
146	Intuitive Surgical, Inc.*	58,267
78	IQVIA Holdings, Inc.*	19,725
1,073	Johnson & Johnson	169,738
548	Medtronic PLC2	47,758
1,030	Merck & Co., Inc.	135,908
165	Moderna, Inc.*	17,582
2,288	Pfizer, Inc.	63,492
44	Regeneron Pharmaceuticals, Inc.*	42,350
154	Stryker Corp.	55,112
161	Thermo Fisher Scientific, Inc.	93,575
384	UnitedHealth Group, Inc.	189,965
104	Vertex Pharmaceuticals, Inc.*	43,473
193	Zoetis, Inc.	32,658
		2,126,868

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS — 1.6%
235	3M Co.	$24,927
244	Amphenol Corp. - Class A	28,145
240	Boeing Co.*	46,318
353	Carrier Global Corp.	20,520
221	Caterpillar, Inc.	80,981
42	Cintas Corp.	28,855
904	CSX Corp.	33,511
125	Deere & Co.	51,343
163	Eaton Corp. PLC2	50,967
243	Emerson Electric Co.	27,561
108	FedEx Corp.	31,292
114	General Dynamics Corp.	32,204
448	General Electric Co.	78,637
281	Honeywell International, Inc.	57,675
128	Illinois Tool Works, Inc.	34,346
287	Johnson Controls International plc2	18,747
80	L3Harris Technologies, Inc.	17,048
112	Lockheed Martin Corp.	50,945
99	Norfolk Southern Corp.	25,232
65	Northrop Grumman Corp.	31,113
94	Old Dominion Freight Line, Inc.	20,615
129	Republic Services, Inc.	24,696
610	RTX Corp.	59,493
133	TE Connectivity Ltd.2	19,317
97	Trane Technologies PLC2	29,119
262	Union Pacific Corp.	64,434
354	United Parcel Service, Inc. - Class B	52,615
97	Veralto Corp.	8,600
171	Waste Management, Inc.	36,449
		1,085,705
	MATERIALS — 0.4%
90	Air Products and Chemicals, Inc.	21,804
211	DuPont de Nemours, Inc.	16,178
117	Ecolab, Inc.	27,015
599	Freeport-McMoRan, Inc.	28,165
208	Linde PLC2	96,579
325	Newmont Corp.	11,648
107	Sherwin-Williams Co.	37,164
		238,553
	REAL ESTATE — 0.3%
186	American Tower Corp. - REIT	36,752

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
176	Crown Castle, Inc. - REIT	$18,626
119	Digital Realty Trust, Inc. - REIT	17,141
37	Equinix, Inc. - REIT	30,537
302	Prologis, Inc. - REIT	39,326
71	Public Storage - REIT	20,594
134	Simon Property Group, Inc. - REIT	20,970
		183,946
	TECHNOLOGY — 8.9%
269	Accenture PLC - Class A2	93,238
194	Adobe, Inc.*	97,892
666	Advanced Micro Devices, Inc.*	120,206
214	Analog Devices, Inc.	42,327
6,739	Apple, Inc.	1,155,604
362	Applied Materials, Inc.	74,655
125	Arista Networks, Inc.*	36,248
90	Autodesk, Inc.*	23,438
172	Automatic Data Processing, Inc.	42,955
168	Broadcom, Inc.	222,669
113	Cadence Design Systems, Inc.*	35,175
1,720	Cisco Systems, Inc.	85,845
214	Cognizant Technology Solutions Corp. - Class A	15,684
248	Fidelity National Information Services, Inc.	18,397
269	Fiserv, Inc.*	42,992
335	Fortinet, Inc.*	22,884
1,658	Intel Corp.	73,234
366	International Business Machines Corp.	69,891
115	Intuit, Inc.	74,750
62	KLA Corp.	43,311
57	Lam Research Corp.	55,380
401	Mastercard, Inc. - Class A	193,110
226	Microchip Technology, Inc.	20,274
457	Micron Technology, Inc.	53,876
3,061	Microsoft Corp.	1,287,824
76	Moody's Corp.	29,870
69	Motorola Solutions, Inc.	24,494
34	MSCI, Inc.	19,055
1,019	NVIDIA Corp.	920,728
108	NXP Semiconductors N.V.2	26,759
1,089	Oracle Corp.	136,789
147	Paychex, Inc.	18,052
479	PayPal Holdings, Inc.*	32,088
457	QUALCOMM, Inc.	77,370

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
43	Roper Technologies, Inc.	$24,116
144	S&P Global, Inc.	61,265
402	Salesforce, Inc.	121,074
81	ServiceNow, Inc.*	61,754
63	Synopsys, Inc.*	36,005
377	Texas Instruments, Inc.	65,677
888	Visa, Inc. - Class A	247,823
		5,904,778
	UTILITIES — 3.7%
2,283	Alliant Energy Corp.	115,063
1,565	Ameren Corp.	115,747
1,775	American Electric Power Co., Inc.	152,827
745	American Water Works Co., Inc.	91,046
1,315	Atmos Energy Corp.	156,314
2,144	CMS Energy Corp.	129,369
1,628	Consolidated Edison, Inc.	147,839
962	Constellation Energy Corp.	177,826
330	Dominion Energy, Inc.	16,233
1,158	DTE Energy Co.	129,858
314	Duke Energy Corp.	30,367
1,236	Entergy Corp.	130,620
2,031	Evergy, Inc.	108,415
1,522	Eversource Energy	90,970
2,888	Exelon Corp.	108,502
3,369	FirstEnergy Corp.	130,111
800	NextEra Energy, Inc.	51,128
4,624	PPL Corp.	127,299
2,100	Public Service Enterprise Group, Inc.	140,238
2,471	Southern Co.	177,270
1,438	WEC Energy Group, Inc.	118,089
		2,445,131
	TOTAL COMMON STOCKS
	(Cost $16,668,873)	18,684,112

Principal Amount
	U.S. TREASURY BILLS — 52.2%
	United States Treasury Bill
$3,000,000	5.194%, 4/4/2024[3,4,5]	2,998,701
16,200,000	5.233%, 4/25/2024[3,4,5]	16,143,219
15,600,000	5.119%, 6/27/2024[3,4,5]	15,403,299
	TOTAL U.S. TREASURY BILLS
	(Cost $34,549,196)	34,545,219

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 19.7%
	United States Treasury Note
$3,850,000	1.625%, 5/15/2031	$3,247,236
4,000,000	1.375%, 11/15/2031	3,270,000
3,600,000	2.875%, 5/15/2032	3,271,360
3,250,000	4.125%, 11/15/2032	3,230,575
	TOTAL U.S. TREASURY NOTES
	(Cost $13,290,617)	13,019,171
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 100.1%
	(Cost $64,508,696)	66,248,512
	Liabilities in Excess of Other Assets — (0.1)%	(94,715)
	TOTAL NET ASSETS — 100.0%	$66,153,797

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 8.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $18,554,492, which represents 28.05% of total net assets of the Fund.
[4]	The rate is the effective yield as of March 31, 2024.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Commodity Futures
NYMEX WTI Crude Oil [1]	May 2024	33	$2,535,506	$2,744,610	$209,104
CMX Gold [1]	June 2024	31	6,794,862	6,939,040	144,178

Index Futures
CME E-mini S&P 500	June 2024	23	6,009,973	6,104,775	94,802
NYF MSCI EAFE Index	June 2024	75	8,855,117	8,839,125	(15,992)
Total Long Contracts			$24,195,458	$24,627,550	$432,092

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	0.45% of Notional Value	Monthly	June 13, 2024	$39,362,551	(1,877,938)
TOTAL SWAP CONTRACTS							$(1,877,938)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
NYM Light Sweet Crude Oil (WTI) Future	June 2024	72	$5,835,207	$335,338	37.01%
ICE Brent Crude Monthly Future	June 2024	45	3,795,337	156,749	17.30%
NYB Cotton No.2 Future	July 2024	60	2,744,298	(50,027)	-5.52%
CBT Soybeans Future	May 2024	45	2,701,721	(39,919)	-4.41%
KCB Hard Red Winter Wheat Future	July 2024	91	2,642,166	7,953	0.88%
NYB Coffee C Future	July 2024	35	2,480,702	87,014	9.60%
NYM NY Harbour ULSD Future	May 2024	22	2,400,075	(23,706)	-2.62%
ICE Gasoil Monthly Future	September 2024	30	2,343,228	18,444	2.04%
NYM Gasoline RBOB Future	April 2024	20	2,274,925	(2,356)	-0.26%
IFLL 3 Month SONIA Index	June 2025	7	2,214,807	(1,475)	-0.16%
CMX Copper Future	July 2024	19	1,949,851	71,885	7.93%
CBT Soybeans Future	November 2024	27	1,583,515	60,919	6.72%
NYB Sugar No.11 Future	June 2024	55	1,376,954	22,993	2.54%
ICE Brent Crude Monthly Future	May 2024	16	1,374,186	69,252	7.64%
CME Feeder Cattle Future	April 2024	9	1,118,849	(21,684)	-2.39%
CMX Gold	June 2024	5	1,086,686	11,347	1.25%
EUX DAX Index Future	June 2024	2	1,024,800	29,595	3.27%
OSE 10 year Japanese Government Bond	June 2024	1	1,000,648	525	0.06%
CBT Soybean Oil Future	December 2024	35	991,495	28,852	3.18%
OSE TOPIX Future	June 2024	5	983,498	25,814	2.85%
LME Copper Grade A Future	June 2024	4	827,261	27,639	3.05%
CME Feeder Cattle Future	August 2024	6	757,785	(27,204)	-3.00%
CME Lean Hog Future	April 2024	22	750,915	9,195	1.01%
EUX EURO STOXX 50 Index Future	June 2024	13	730,703	16,363	1.81%
IFLL 3 Month SONIA Index	March 2027	2	690,644	1,576	0.17%
LIF FTSE 100 Index Future	June 2024	7	685,552	10,843	1.20%
CME Feeder Cattle Future	September 2024	5	681,339	(19,466)	-2.15%
NYM NY Harbour ULSD Future	August 2024	6	659,300	4,331	0.48%
CME Lean Hog Future	August 2024	15	602,054	6,206	0.68%
KCB Hard Red Winter Wheat Future	September 2024	20	593,912	2,630	0.29%
LIF 3 month Euro (EURIBOR)	March 2026	2	557,223	546	0.06%
LIF 3 month Euro (EURIBOR)	March 2027	2	551,523	846	0.09%
CME Live Cattle Future	December 2024	6	469,416	(9,080)	-1.00%
EUX 10 year Italian Bond	June 2024	4	461,813	1,727	0.19%
ICE Gasoil Monthly Future	May 2024	5	433,167	9,130	1.01%
CME MXN/USD	June 2024	14	416,380	2,394	0.26%
			51,791,935	825,189

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME EUR/USD	June 2024	(92)	$(12,462,734)	$136,087	15.02%
CME AUD/USD	June 2024	(130)	(8,515,985)	114,643	12.65%
CME SOFR 3month	March 2025	(30)	(7,231,371)	8,463	0.93%
LIF 3 month Euro (EURIBOR)	December 2024	(26)	(6,681,951)	1,002	0.11%
NYM Light Sweet Crude Oil (WTI) Future	April 2024	(67)	(5,556,437)	(346,868)	-38.28%
CME JPY/USD	June 2024	(64)	(5,333,005)	109,489	12.08%
CBT Soybeans Future	July 2024	(80)	(4,823,378)	(27,818)	-3.07%
NYM NY Harbour ULSD Future	April 2024	(31)	(3,443,500)	85,175	9.40%
CMX Copper Future	May 2024	(34)	(3,410,393)	(135,158)	-14.92%
CME CHF/USD	June 2024	(22)	(3,138,481)	77,937	8.60%
ICE Brent Crude Monthly Future	April 2024	(29)	(2,544,348)	(46,956)	-5.18%
CME Feeder Cattle Future	May 2024	(20)	(2,482,492)	71,492	7.89%
CME GBP/USD	June 2024	(31)	(2,468,987)	17,703	1.95%
NYB Cotton No.2 Future	May 2024	(52)	(2,394,799)	61,927	6.83%
KCB Hard Red Winter Wheat Future	May 2024	(74)	(2,166,390)	(22,651)	-2.50%
EUX 2 year Euro-Schatz	June 2024	(19)	(2,114,531)	(717)	-0.08%
NYM Gasoline RBOB Future	May 2024	(18)	(2,063,194)	(103,408)	-11.41%
NYB Coffee C Future	May 2024	(28)	(2,000,139)	(64,157)	-7.08%

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

FUTURES CONTRACTS - Continued

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
ICE Gasoil Monthly Future	June 2024	(24)	$(1,944,667)	$(16,062)	-1.77%
HKG Hang Seng Index	April 2024	(18)	(1,925,860)	(10,002)	-1.10%
CBT 2 year US Treasury Notes	June 2024	(8)	(1,722,499)	168	0.02%
CBT 5 year US Treasury Notes	June 2024	(16)	(1,714,288)	(4,139)	-0.46%
CME CAD/USD	June 2024	(22)	(1,616,260)	5,027	0.55%
CBT 10 year US Treasury Notes	June 2024	(14)	(1,586,908)	(1,037)	-0.11%
NYM Light Sweet Crude Oil (WTI) Future	May 2024	(19)	(1,547,276)	(36,312)	-4.01%
NYB Sugar No.11 Future	April 2024	(59)	(1,493,565)	(35,619)	-3.93%
CME SOFR 3month	June 2025	(5)	(1,305,627)	2,013	0.22%
CME SOFR 3month	March 2026	(5)	(1,303,359)	(29)	0.00%
MGE Hard Red Spring Wheat Future	May 2024	(40)	(1,297,086)	60,329	6.66%
CME Lean Hog Future	June 2024	(29)	(1,196,671)	(19,940)	-2.20%
CME SOFR 3month	September 2025	(5)	(1,177,364)	1,372	0.15%
CME SOFR 3month	December 2025	(5)	(1,095,580)	532	0.06%
CBT Soybean Oil Future	July 2024	(37)	(1,075,050)	(27,436)	-3.03%
LIF 3 month Euro (EURIBOR)	March 2025	(4)	(1,008,204)	170	0.02%
LIF 3 month Euro (EURIBOR)	September 2024	(4)	(982,441)	(191)	-0.02%
CME CME E-Mini Russell 2000 Index	June 2024	(9)	(975,490)	(25,177)	-2.78%
CME SOFR 3month	December 2024	(4)	(848,265)	155	0.02%
HKG H-Shares Index	April 2024	(21)	(788,307)	(7,951)	-0.88%
CME SOFR 3month	March 2027	(3)	(771,722)	(790)	-0.09%
EUX Euro-BOBL	June 2024	(6)	(756,855)	(2,125)	-0.23%
CME SOFR 3month	June 2026	(3)	(732,946)	(52)	-0.01%
LIF 3 month Euro (EURIBOR)	June 2024	(3)	(721,428)	1,219	0.13%
CBT E-mini Dow	June 2024	(3)	(693,308)	(5,265)	-0.58%
SGX FTSE China A50 Index Future	April 2024	(53)	(650,606)	922	0.10%
CBT Corn Future	July 2024	(29)	(647,361)	(6,376)	-0.70%
CME SOFR 3month	June 2024	(2)	(562,739)	589	0.07%
MGE Hard Red Spring Wheat Future	July 2024	(15)	(493,988)	3,839	0.42%
CME SOFR 3month	September 2026	(2)	(463,637)	(184)	-0.02%
NYM Henry Hub Natural Gas Future	April 2024	(27)	(461,653)	39,733	4.38%
CME E-Mini Nasdaq-100	June 2024	(1)	(445,923)	(1,098)	-0.12%
LIF 3 month Euro (EURIBOR)	June 2025	(2)	(432,251)	(204)	-0.02%
CBT 30 year US Treasury Bonds	June 2024	(4)	(428,444)	(2,759)	-0.30%
CME SOFR 3month	December 2026	(2)	(421,629)	(309)	-0.03%
MSE Three-Month CORRA Futures	September 2024	(2)	(418,066)	(38)	0.00%
			(114,539,438)	(150,842)

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
6/20/2024	Deutsche Bank	(818,466)	CAD	602,326	USD	(2,849)	-0.31%
6/20/2024	Deutsche Bank	(49,189,222)	INO	585,900	USD	(2,648)	-0.29%
6/20/2024	Deutsche Bank	(83,009,908)	JPY	567,142	USD	11,702	1.29%
6/20/2024	Deutsche Bank	2,241,017	PLN	(520,263)	EUR	(2,104)	-0.23%
6/20/2024	Deutsche Bank	8,154,935	MXN	(477,362)	USD	7,291	0.80%
6/20/2024	Deutsche Bank	(408,242)	CHF	465,060	USD	8,243	0.91%
6/20/2024	Deutsche Bank	(62,254,098)	JPY	648,035	AUD	6,899	0.76%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.